EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Basic:
Net income attributable to CNH Industrial	$690	$350	$1,098	$285
Weighted average common shares outstanding—basic	1,354	1,350	1,354	1,350
Basic earnings (loss) per share	$0.51	$0.26	$0.81	$0.21
Diluted:
Net income attributable to CNH Industrial	$690	$350	$1,098	$285
Weighted average common shares outstanding—basic	1,354	1,350	1,354	1,350
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	7	2	6	2
Weighted average common shares outstanding—diluted	1,361	1,352	1,360	1,352
Diluted earnings (loss) per share	$0.51	$0.26	$0.81	$0.21
(1) For the three and six months ended June 30, 2021, 437 thousand and 232 thousand shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the three and six months ended June 30, 2020, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.